IFRS 7 - Disclosure - Market Risk - Summary of Market Risks by Type of Risks (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 7.8	$ 13.1	$ 5.3
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.3	7.4	6.2
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.4	8.7	1.6
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.4	4.7	2.3
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	1.7	3.4
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1	7.9	3.2
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	2.5	1.9
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(16.4)	(19.8)	(13.3)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.9
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.6
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.9
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.3
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.8
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.8
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.4
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.6
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.8	11.9	5.7	$ 8.8	$ 5.4
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1	5.3	5.2	6.0	4.5
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.5	6.4	1.2	5.3	1.3
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.4	5.0	3.0	3.9	3.2
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.4	2.5	1.8	1.8
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.4	2.6	2.9	3.0	2.1
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6	2.2	1.8	2.3	1.7
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (16.6)	$ (11.0)	$ (10.9)	$ (13.5)	$ (9.2)